2. Liquidity (Details Narrative) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Accumulated deficit	$ 56,410,669	$ 55,811,077	$ 54,151,491